Aug. 22, 2024
Nifty India Financials ETF
Nifty India Financials ETF

EXCHANGE TRADED CONCEPTS TRUST

Nifty India Financials ETF

NYSE ARCA Ticker: INDF

Supplement dated August 22, 2024

to the currently effective Summary Prospectus, Prospectus (together, the “Prospectuses”), and

Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with those documents.

Effective September 1, 2024, the name of the Nifty India Financials ETF (the “Fund”) will change to Range India Financials ETF. All references to the Fund in the Prospectuses and SAI are updated accordingly.

Effective immediately, Range Fund Holdings, LLC has replaced NextFins, LLC, as the sponsor of the Index and the Fund (the “Sponsor”). All references to the Sponsor in the Prospectuses and SAI are updated accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.